Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Aegis Funds
Entity Central Index Key	0001251896
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Aegis Value Fund
Class Name	Class I
Trading Symbol	AVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aegis Value Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aegisfunds.com/documents. You can also request this information by contacting us at 1-800-528-3780.
Additional Information Phone Number	1-800-528-3780
Additional Information Website	www.aegisfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.45%
[1]
Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund returned 9.43%. The Fund underperformed its broad-based index, the S&P 500, which returned 25.02%. However, the Fund outperformed its more narrowly-based secondary index that more closely reflects the types of securities in which it invests, the S&P SmallCap 600 Pure Value Index, which returned 5.55%
WHAT FACTORS INFLUENCED PERFORMANCE
Compared to the S&P 500, the Fund’s outsized exposure to small cap stocks weighed on performance during the period, as small cap stocks generally underperformed large cap stocks. Additionally, the Fund’s outsized exposure to value stocks also weighed on performance, as value stocks generally underperformed growth stocks during the 12-month period ended December 31, 2024. Holdings in the Energy sector in aggregate contributed to Fund performance in the period, while aggregate Consumer Discretionary holdings detracted from Fund performance during the 12-month period ended December 31, 2024.

Top Contributors
↑	Natural Gas Services Group
↑	Catalyst Metals Ltd
↑	Hallador Energy Co

Top Detractors
↓	Interfor Corp
↓	Delta Apparel Inc
↓	Orezone Gold Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.43	17.46	13.51
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 Pure Value TR	5.55	11.34	7.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.aegisfunds.com/documents for more recent performance information. Visit www.aegisfunds.com/documents for more recent performance information.
Net Assets	$ 331,612,765
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 4,084,727
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,612,765
Number of Holdings	75
Net Advisory Fee	$4,084,727
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Hallador Energy Company	6.6%
International Petroleum Corp.	6.5%
Amerigo Resources Ltd.	5.9%
Natural Gas Services Group, Inc.	5.3%
Kenmare Resources PLC	4.7%
Bank of Cyprus Holdings PLC	4.5%
Algoma Steel Group, Inc.	4.1%
MEG Energy Corp.	4.1%
United States Treasury Bill	3.9%
Capital Ltd.	3.8%

Top Ten Countries	(%)
Canada	54.6%
United States	21.3%
Ireland	9.4%
Mauritius	5.0%
Australia	4.4%
Ghana	2.6%
Nigeria	2.3%
United Kingdom	0.1%
Cash & Other	0.3%

Updated Prospectus Web Address	www.aegisfunds.com/documents

[1]
*	Expense ratio is annualized.